SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	Dec. 31, 2025
Production Line [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	5 years
Production Line [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	4 years